IFRS 7 Disclosure (Tables)	3 Months Ended
Jan. 31, 2026
Statement [Line Items]
Portfolio Market Risk Measures
The following table presents the end of quarter, average, high,

and low usage of TD’s VaR metric.
TABLE 30: PORTFOLIO MARKET

RISK MEASURES
(millions of Canadian dollars) For the three months ended
January 31 October
31
January
31 2026 2025 2025
As at Average High Low Average Average
Interest rate risk $ 18.5 $ 12.6 $ 25.1 $ 5.5 $ 7.4 $ 12.4
Credit spread risk 15.6 14.8 20.1 11.5 20.1 19.8
Equity risk 14.5 16.1 23.7 11.4 13.8 8.3
Foreign exchange risk 5.7 5.1 44.4 1.3 4.8 4.1
Commodity risk 31.0 37.1 65.5 24.4 38.6 6.0
Idiosyncratic debt specific risk 15.3 15.3 17.7 12.7 15.7 19.6
Diversification effect 1 (61.1) (58.8) n/m
2
n/m (54.6) (41.8)
Total Value

-at-Risk (one-day)
$ 39.5 $ 42.2 $ 66.5 $ 28.0 $ 45.8 $ 28.4
The aggregate VaR is less than the sum of the VaR

of the different risk types due to risk offsets resulting from portfolio diversification.
2

Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures
The following table shows the potential before-tax

impact of an immediate and sustained

100 bps increase or decrease in interest rates

on the EVE and NIIS
measures.
TABLE 31: STRUCTURAL INTEREST RATE SENSITIVITY MEASURES
(millions of Canadian dollars) As at
January 31, 2026 October 31, 2025 January 31, 2025
EVE NII EVE NII EVE NII
Sensitivity 1 Sensitivity 1,2 Sensitivity 1 Sensitivity 2 Sensitivity 1 Sensitivity 1,2
Canadian U.S. Total Canadian U.S. Total Total Total Total Total
dollar 3 dollar dollar 3 dollar
Before-tax impact of

100 bps increase in rates
$ (1,021) $ (1,500) $ (2,521) $ 382 $ 363 $ 745 $ (2,515) $ 790 $ (2,573) $ 597

100 bps decrease in rates
967 1,212 2,179 (417) (398) (815) 2,092 (860) 2,056 (789)
Does not include exposures from Wholesale Banking.
2

Represents the twelve-month NII exposure to an immediate and sustained shock in rates, and may include adjustments for non-recurring items.
3

Includes other currency exposures.

Summary of Liquid Assets by Type and Currency
TABLE 32: SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY
(millions of Canadian dollars, except as noted) As at
Securities
received as
collateral from
securities
financing and
Bank-owned derivative Total Encumbered Unencumbered
liquid assets transactions liquid assets liquid assets liquid assets 1
January 31, 2026
Cash and central bank reserves $ 15,468 $ – $ 15,468 $ 1,512 $ 13,956
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks 2 110,878 102,198 213,076 84,292 128,784
Equities 19,763 3,116 22,879 19,196 3,683
Other debt securities 6,381 6,396 12,777 9,548 3,229
Other securities – – – – –
Total Canadian dollar-denominated 152,490 111,710 264,200 114,548 149,652
Cash and central bank reserves 86,866 – 86,866 167 86,699
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks 219,926 141,965 361,891 172,280 189,611
Equities 72,501 54,546 127,047 62,067 64,980
Other debt securities 78,918 21,705 100,623 33,346 67,277
Other securities 28,706 2,811 31,517 9,375 22,142
Total non-Canadian dollar-denominated 486,917 221,027 707,944 277,235 430,709
Total $ 639,407 $ 332,737 $ 972,144 $ 391,783 $ 580,361
October 31, 2025
Total Canadian dollar

-denominated
$
155,500
$
128,048 $ 283,548 $ 124,734 $ 158,814
Total non-Canadian

dollar-denominated
479,607 223,847 703,454 279,201 424,253
Total $
635,107
$
351,895 $ 987,002 $ 403,935 $ 583,067
Unencumbered liquid assets include on-balance sheet assets, assets borrowed or purchased under resale agreements,

and other off-balance sheet collateral received less encumbered liquid assets.
2

Includes National Housing Act Mortgage-Backed Securities (NHA MBS).

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches
TABLE 33: SUMMARY OF UNENCUMBERED LIQUID ASSETS BY

BANK, SUBSIDIARIES, AND BRANCHES
(millions of Canadian dollars)
As at

January 31 October 31
2026 2025
The Toronto-Dominion Bank (Parent) $ 251,248 $ 257,722
Bank subsidiaries 300,963 306,961
Foreign branches 28,150 18,384
Total $ 580,361 $ 583,067

Summary of Deposit Funding	TABLE 41: SUMMARY OF DEPOSIT FUNDING (millions of Canadian dollars) As at January 31 October 31 2026 2025 Personal $ 638,426 $ 650,396 Non-personal 305,646 316,319 Total $ 944,072 $ 966,715
Summary of Remaining Contractual Maturity
The following table summarizes on-balance

sheet and off-balance sheet categories by remaining

contractual maturity. The values of credit instruments reported in the following table represent the maximum amount

of additional credit that the Bank could

be obligated to extend should such instruments

be fully drawn or
utilized. Since a significant portion of guarantees

and commitments are expected to expire

without being drawn upon, the total of the

contractual amounts is not
representative of expected future liquidity requirements.

These contractual obligations have an impact

on the Bank’s short-term and long-term liquidity

and capital
resource needs.
The maturity analysis presented does not depict

the degree of the Bank’s maturity transformation or

the Bank’s exposure to interest rate and liquidity risk.

The
Bank’s objective is to fund its assets appropriately

to protect against borrowing cost volatility

and potential reductions to funding market

availability. The Bank
utilizes stable non-maturity deposits (chequing

and savings accounts) and term deposits

as the primary source of long-term funding

for the Bank’s non-trading
assets including personal and business

term loans and the stable balance of revolving

lines of credit. Additionally, the Bank issues long-term funding in respect of
such non-trading assets and raises short

term funding primarily to finance trading assets.

The liquidity of trading assets under stressed

market conditions is
considered when determining the appropriate

term of the funding.
TABLE 44: REMAINING CONTRACTUAL MATURITY
(millions of Canadian dollars) As at
January 31, 2026
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,287 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,287
Interest-bearing deposits with banks
110,870 583 206 – – – – – 2,013 113,672
Trading loans, securities, and other
1 3,308 6,034 7,188 2,556 3,604 11,709 34,863 32,647 132,979 234,888
Non-trading financial assets at fair value through
profit or loss
– – 521 5 2 552 3,259 1,851 2,235 8,425
Derivatives
10,414 14,640 7,753 5,911 6,370 11,649 17,638 8,996 – 83,371
Financial assets designated at fair value through
profit or loss
408 257 625 224 329 1,328 3,289 578 – 7,038
Financial assets at fair value through other comprehensive

income
1,785 2,732 5,455 5,839 3,172 6,695 50,444 48,444 3,306 127,872
Debt securities at amortized cost, net of allowance
for credit losses
1,574 4,092 9,228 5,941 4,394 39,753 60,544 108,745 (1) 234,270
Securities purchased under reverse repurchase

agreements
2 160,563 33,191 17,136 7,484 3,445 403 700 – 3 222,925
Loans
Residential mortgages

5,379 11,830 18,504 22,643 16,498 74,375 110,524 48,398 – 308,151
Consumer instalment and other personal
1,624 3,873 8,194 6,551 5,488 32,888 103,033 37,746 67,233 266,630
Credit card
– – – – – – – – 41,070 41,070
Business and government

67,097 15,673 17,375 16,585 15,415 38,638 90,684 55,595 34,139 351,201
Total loans 74,100 31,376 44,073 45,779 37,401 145,901 304,241 141,739 142,442 967,052
Allowance for loan losses – – – – – – – – (8,566) (8,566)
Loans, net of allowance for loan losses 74,100 31,376 44,073 45,779 37,401 145,901 304,241 141,739 133,876 958,486
Goodwill
3
– – – – – – – – 18,472 18,472
Other intangibles
3 – – – – – – – – 3,437 3,437
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 2 4 7 15 66 697 3,230 5,894 9,915
Deferred tax assets
– – – – – – – – 4,983 4,983
Amounts receivable from brokers, dealers, and clients
37,015 – – – – – – – – 37,015
Other assets
5,431 4,441 1,120 615 494 203 494 497 14,955 28,250
Total assets $ 411,755 $ 97,348 $ 93,309 $ 74,361 $ 59,226 $ 218,259 $ 476,169 $ 346,727 $ 322,152 $ 2,099,306
Liabilities
Trading deposits $ 2,154 $ 7,618 $ 3,793 $ 4,731 $ 5,009 $ 7,361 $ 8,211 $ 3,451 $ – $ 42,328
Derivatives
13,868 13,526 9,728 5,681 5,691 8,527 17,318 9,156 – 83,495
Securitization liabilities at fair value
33 485 1,061 742 605 2,508 14,566 5,399 – 25,399
Financial liabilities designated at

fair value through profit or loss

71,453 56,421 48,410 29,282 19,378 – 3 – 290 225,237
Deposits
4,5
Personal
15,434 24,951 25,720 19,759 17,493 16,699 12,407 1 505,962 638,426
Banks
10,149 4,179 – 48 – 1 2 – 10,150 24,529
Business and government
21,121 27,199 17,904 10,590 15,004 47,910 52,756 34,511 355,194 582,189
Total deposits 46,704 56,329 43,624 30,397 32,497 64,610 65,165 34,512 871,306 1,245,144
Obligations related to securities sold short
1
2,494 1,769 946 1,236 634 6,283 12,660 12,116 3,317 41,455
Obligations related to securities sold under repurchase

agreements
2 187,630 20,130 5,136 707 95 44 40 – – 213,782
Securitization liabilities at amortized cost
– 188 362 568 387 1,566 5,195 6,755 – 15,021
Amounts payable to brokers, dealers, and clients
29,328 – – – – – – – – 29,328
Insurance-related liabilities
222 411 617 617 650 1,196 1,994 856 807 7,370
Other liabilities
8,261 2,564 2,266 1,372 2,814 2,455 1,513 5,713 7,551 34,509
Subordinated notes and debentures

– – – – – – – 10,642 – 10,642
Equity – – – – – – – – 125,596 125,596
Total liabilities and equity $ 362,147 $ 159,441 $ 115,943 $ 75,333 $ 67,760 $ 94,550 $ 126,665 $ 88,600 $ 1,008,867 $ 2,099,306
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 12,183 $ 40,416 $ 36,226 $ 24,027 $ 25,417 $ 51,621 $ 176,008 $ 4,861 $ 1,896 $ 372,655
Other commitments
8
118 207 323 228 369 879 2,618 302 12 5,056
Unconsolidated structured entity commitments 233 1,286 3,385 751 3,411 6,180 2,046 – – 17,292
Total off-balance sheet commitments $ 12,534 $ 41,909 $ 39,934 $ 25,006 $ 29,197 $ 58,680 $ 180,672 $ 5,163 $ 1,908 $ 395,003
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
73

billion of covered bonds with remaining contractual maturities of $
10

billion in ‘over 1 months to 3 months’, $
3

billion in ‘over 3 months to 6 months’, $
5

billion in ‘over 6
months to 9 months’, $ 5

billion in ‘over 9 months to 1 year’, $
20

billion in ‘over 1 to 2 years’, $
22

billion in ‘over 2 to 5 years’, and $
8

billion in ‘over 5 years’.
6

Includes $
531

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.
TABLE 44: REMAINING CONTRACTUAL MATURITY

(continued)
(millions of Canadian dollars) As at
October 31, 2025
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 7,512 $ – $ – $ – $ – $ – $ – $ – $ – $ 7,512
Interest-bearing deposits with banks
106,857 724 39 – – – – – 1,797 109,417
Trading loans, securities, and other
1 4,243 5,867 5,219 3,647 4,107 10,100 33,372 31,052 122,529 220,136
Non-trading financial assets at fair value through
profit or loss
– – – 74 – 332 2,939 1,873 2,177 7,395
Derivatives
10,478 12,594 7,269 4,638 5,006 11,761 17,913 13,313 – 82,972
Financial assets designated at fair value through
profit or loss
271 226 543 649 251 1,396 2,715 935 – 6,986
Financial assets at fair value through other comprehensive

income
1,959 4,006 3,698 3,802 6,061 6,002 48,054 49,739 3,048 126,369
Debt securities at amortized cost, net of allowance
for credit losses
4,850 3,768 5,670 7,152 3,992 28,954 70,952 115,102 (1) 240,439
Securities purchased under reverse repurchase

agreements
2 164,872 40,541 28,394 6,906 4,840 786 739 – – 247,078
Loans
Residential mortgages

3,463 7,240 16,334 25,284 23,462 78,900 112,140 48,240 – 315,063
Consumer instalment and other personal
1,115 2,652 6,373 9,240 7,052 31,673 96,668 37,975 66,285 259,033
Credit card
– – – – – – – – 41,662 41,662
Business and government

59,741 12,360 13,577 17,631 17,491 44,950 89,699 56,975 33,519 345,943
Total loans 64,319 22,252 36,284 52,155 48,005 155,523 298,507 143,190 141,466 961,701
Allowance for loan losses – – – – – – – – (8,689) (8,689)
Loans, net of allowance for loan losses 64,319 22,252 36,284 52,155 48,005 155,523 298,507 143,190 132,777 953,012
Goodwill
3
– – – – – – – – 18,980 18,980
Other intangibles
3 – – – – – – – – 3,409 3,409
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 3 2 4 10 86 679 3,333 6,015 10,132
Deferred tax assets
– – – – – – – – 5,388 5,388
Amounts receivable from brokers, dealers, and clients
27,345 – – – – – – – – 27,345
Other assets
5,207 2,630 3,076 521 485 199 412 507 14,951 27,988
Total assets $ 397,913 $ 92,611 $ 90,194 $ 79,548 $ 72,757 $ 215,139 $ 476,282 $ 359,044 $ 311,070 $ 2,094,558
Liabilities
Trading deposits $ 3,346 $ 4,147 $ 5,288 $ 2,790 $ 4,967 $ 6,314 $ 7,931 $ 3,099 $ – $ 37,882
Derivatives
10,690 13,350 8,930 7,039 4,359 8,034 15,169 11,785 – 79,356
Securitization liabilities at fair value
– 1,096 570 1,069 739 2,248 13,667 5,894 – 25,283
Financial liabilities designated at

fair value through profit or loss

48,996 46,231 57,600 26,665 17,192 652 3 – 296 197,635
Deposits
4,5
Personal
15,300 30,652 24,351 17,289 19,285 17,296 12,784 2 513,437 650,396
Banks
15,232 96 56 – 49 2 2 – 11,796 27,233
Business and government
18,548 20,498 19,236 15,276 10,272 51,067 56,791 32,004 365,783 589,475
Total deposits 49,080 51,246 43,643 32,565 29,606 68,365 69,577 32,006 891,016 1,267,104
Obligations related to securities sold short
1
2,677 575 1,304 1,647 1,245 6,351 14,346 12,879 2,771 43,795
Obligations related to securities sold under repurchase

agreements
2 196,625 20,970 3,017 237 114 164 23 – – 221,150
Securitization liabilities at amortized cost
– 719 182 367 567 1,602 5,104 6,300 – 14,841
Amounts payable to brokers, dealers, and clients
27,434 – – – – – – – – 27,434
Insurance-related liabilities
215 405 607 608 641 1,137 1,508 1,288 869 7,278
Other liabilities
5,198 6,600 2,535 1,628 922 2,380 2,024 5,944 7,009 34,240
Subordinated notes and debentures

– – – – – – – 10,733 – 10,733
Equity – – – – – – – – 127,827 127,827
Total liabilities and equity $ 344,261 $ 145,339 $ 123,676 $ 74,615 $ 60,352 $ 97,247 $ 129,352 $ 89,928 $ 1,029,788 $ 2,094,558
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 16,424 $ 45,279 $ 31,734 $ 23,774 $ 23,268 $ 49,354 $ 174,265 $ 3,658 $ 1,990 $ 369,746
Other commitments
8
131 233 271 325 246 931 2,864 376 12 5,389
Unconsolidated structured entity commitments 1,312 1,004 1,855 3,143 1,787 7,012 2,930 – – 19,043
Total off-balance sheet commitments $ 17,867 $ 46,516 $ 33,860 $ 27,242 $ 25,301 $ 57,297 $ 180,059 $ 4,034 $ 2,002 $ 394,178
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
70

billion of covered bonds with remaining contractual maturities of $
10

billion in ‘over 3 months to 6 months’, $
4

billion in ‘over 6 months to 9 months’, $
5

billion in ‘over 9
months to 1 year’, $ 24

billion in ‘over 1 to 2 years’, $
19

billion in ‘over 2 to 5 years’, and $
8

billion in ‘over 5 years’.
6

Includes $
623

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.